Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and Dividend Income
Loans	$ 17,541	$ 17,513
Securities
Taxable	1,374	2,229
Tax-exempt	1,055	1,493
Certificates of deposit in other financial institutions		143
Federal funds sold	24	76
Dividends on Federal Home Loan Bank and other stock	217	213
Total interest and dividend income	20,211	21,667
Interest Expense
Deposits	2,977	4,406
Borrowings	1,730	2,074
Total interest expense	4,707	6,480
Net Interest Income	15,504	15,187
Provision for loan losses	1,968	1,816
Net Interest Income After Provision for Loan Losses	13,536	13,371
Noninterest Income
Customer service fees	2,102	2,229
Net gains on loan sales	94	184
Gain on sales of securities - net	370	47
Earnings on bank-owned life insurance	449	423
Gain (loss) on sale of real estate and other repossessed assets	(15)	30
BOLI benefit in excess of surrender value	100
Other	412	404
Total noninterest income	3,512	3,317
Noninterest Expense
Salaries and employee benefits	6,463	6,829
Net occupancy and equipment expense	1,776	1,683
Provision for losses on foreclosed real estate	87	90
Professional fees	906	824
Insurance	265	384
Deposit insurance premiums	322	514
Franchise and other taxes	493	505
Marketing expense	212	289
Printing and office supplies	225	261
Amortization of intangible assets	119	113
Core computer conversion expense	28	273
Other	2,207	2,157
Total noninterest expense	13,103	13,922
Income Before Federal Income Taxes	3,945	2,766
Provision for Federal Income Taxes	854	219
Net Income	$ 3,091	$ 2,547
Basic Earnings Per Share	$ 0.63	$ 0.52
Diluted Earnings Per Share	$ 0.62	$ 0.52